Accounts payable (Tables)	12 Months Ended
Dec. 31, 2017
Accounts payable
Schedule of accounts payable
	As of December 31,
	2016	2017
	RMB	RMB
Vendor payable	38,216,484	62,548,717
Shipping charges payable and others	7,819,400	11,788,991

Total	46,035,884	74,337,708